Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 25,961,000	$ 9,866,000
Accounts receivable, net	3,991,000	3,462,000
Other receivables	242,000	173,000
Inventories, net	8,105,000	9,384,000
Deferred cost of goods sold	539,000	690,000
Prepaid expense and other current assets	634,000	569,000
Total current assets	39,472,000	24,144,000
Property and equipment, net	5,469,000	10,219,000
Other assets	148,000	153,000
Total assets	45,089,000	34,516,000
Current liabilities:
Accounts payable	5,644,000	4,591,000
Accrued expense and other current liabilities	5,798,000	5,532,000
Deferred revenue	1,638,000	1,623,000
Total current liabilities	13,080,000	11,746,000
Long-term debt, related parties (net of issuance costs of $125 and $214, respectively).	36,009,000	58,978,000
Other long-term liabilities	58,000	292,000
Total liabilities	49,147,000	71,016,000
Commitments and contingencies (note 16)
Stockholders’ deficit
Convertible preferred stock, $0.001 par value; 50,000,000 authorized at December 31, 2017; 2,750,000 and 0 shares issued and outstanding, respectively (aggregate liquidation value of $29,211 and $0, respectively).	3,000	0
Common stock, $0.001 par value, 300,000,000 shares authorized; 7,007,782 and 1,590,948 shares issued and outstanding, respectively	7,000	2,000
Additional paid-in capital	469,877,000	387,737,000
Accumulated deficit	(473,921,000)	(424,239,000)
Treasury stock, at cost (7,854 and 0 shares, respectively)	(24,000)	0
Total stockholders' equity (deficit)	(4,058,000)	(36,500,000)
Total liabilities and stockholders' equity (deficit)	$ 45,089,000	$ 34,516,000